Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Revenue recognition
Revenue recognition
The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, consulting, contract staffing, data services and laboratory services. These services, which are described below, can be purchased collectively or individually as part of a clinical trial contract. There is not significant variability in how economic factors affect these services. Contracts range in duration from a number of months to several years.

ASC 606 requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation(s), which have been applied to revenue recognized from each service described below.

Clinical trial service revenue

A clinical trial service is a single performance obligation satisfied over time, i.e. the full-service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research projects. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized over time as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs incurred (inclusive of pass-through/ reimbursable expenses) at each reporting period as a percentage of forecasted total project costs.

Laboratory services revenue

Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the products or services are transferred to the customer. Revenue for laboratory services is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Where contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated relative selling price of the promised good or service. Service revenue is recognized over time as the services are delivered to the customer based on the extent of progress towards completion of the performance obligation. The determination of the methodology to measure progress requires judgment and is based on the nature of services provided. This requires an assessment of the transfer of value to the customer. The right to invoice measure of progress is generally related to rate per unit contracts, as the extent of progress towards completion is measured based on discrete service or time-based increments, such as samples tested or labor hours incurred. Revenue is recorded in the amount invoiced since that amount corresponds to the value of the Company's performance and the transfer of value to the customer.

Contracting services revenue

The Company has availed of the practical expedient which results in recognition of revenue on a right to invoice basis. Application of the practical expedient reflects the right to consideration from the customer in an amount that corresponds directly with the value to the customer of the performance completion to date. This reflects hours performed by contract staff.
Consulting services revenue

Our consulting services contracts represent a single performance obligation satisfied over time. The transaction price is determined by reference to contract or change order value. Revenue is recognized over time as the performance obligation is satisfied. The progress towards completion for consulting contracts is measured based on total project inputs (time) at each reporting period as a percentage of forecasted total project inputs.

Data services revenue

The Company provides data reports and analytics to customers based on agreed-upon specifications, including the timing of delivery, which is typically either weekly, monthly, or quarterly. If a customer requests more than one type of data report or series of data reports within a contract, each distinct type of data report is a separate performance obligation. The contracts provide for the Company to be compensated for the value of each deliverable. The transaction price is determined using list prices, discount agreements, if any, and negotiations with the customers, and generally includes any out-of-pocket expenses. Typically, the Company bills in advance of services being provided with the amount being recorded as unearned revenue.

When multiple performance obligations exist, the transaction price is allocated to performance obligations on a relative standalone selling price basis. In cases where the Company contracts to provide a series of data reports, or in some cases data, the Company recognizes revenue over time using the “units delivered” output method as the data or reports are delivered. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the services performed.

Certain arrangements include upfront customization or consultative services for customers. These arrangements often include payments based on the achievement of certain contractual milestones. Under these arrangements, the Company contracts with a customer to carry out a specific study, ultimately resulting in delivery of a custom report or data product. These arrangements are a single performance obligation given the integrated nature of the service being provided. The Company typically recognizes revenue under these contracts over time, using an output-based measure, generally time elapsed, to measure progress and transfer of control of the performance obligation to the customer. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the service performed.

The Company enters into contracts with some of its larger data suppliers that involve non-monetary terms. The Company issues purchase credits to be used toward the data supplier's purchase of the Company's services based on the fair value of the data obtained. In exchange, the Company receives monetary discounts on the data received from the data suppliers. The fair value of the revenue earned from the customer purchases is recognized as services are delivered as described above. At the end of the contract year, any unused customer purchase credits may be forfeited or carried over to the next contract year based on the terms of the data supplier contract.

Commissions

Incremental costs of obtaining a contract are recognized as an asset on the Consolidated Balance Sheet in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.

Business Combinations
Business Combinations
The cost of a business combination is measured as the aggregate of the fair value of assets received, liabilities assumed and equity instruments issued in exchange for control. The Company records and allocates to its reporting units the excess of the cost over the fair value of the net assets acquired, known as goodwill. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Any changes to this estimate outside the measurement period will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.
The Company allocates a share of net income to the noncontrolling interest holders based on percentage ownership.
Intangible Assets
Intangible Assets
Intangible assets are measured at their fair value when acquired and amortized on the straight line basis over their respective useful lives. The Company has no indefinite life intangibles other than goodwill. The Company evaluates its intangibles for impairment when indicators of impairment exist.

Intangible assets are amortized on a straight-line basis over the expected useful life, as set forth in the table below:

Estimated Useful Life
Customer relationships	23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years

The Company periodically assesses the useful lives of intangible assets to evaluate whether what was established at acquisition continues to be appropriate.

Income taxes
Income taxes

The Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the provision of income taxes in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions will more likely than not be sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the Consolidated Balance Sheet. The Company accounts for the impact of GILTI (“global intangible low-taxed income”) in the period it arises and has therefore not provided for deferred taxes in respect of this item.